Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Low-Load® Variable Universal Life and

Ameritas Low-Load® Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA 6150

Prospectus Dated May 1, 2016

Ameritas Advisor VUL®

Prospectus Dated May 1, 2019

Ameritas Advisor No-Load VA and Ameritas Advisor II VUL

Prospectuses Dated May 1, 2020

Supplement Dated November 20, 2020

Effective November 30, 2020, Cadence Capital Management LLC has resigned its position as sub-adviser to the Third Avenue Variable Series Trust FFI Strategies Portfolio.

Accordingly, effective November 30, 2020, the list of variable investment options in your prospectus is revised to read as follows:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Third Avenue Variable Series Trust	Third Avenue Management LLC
FFI Strategies Portfolio	Long-term capital appreciation.

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 826 11-20